Investments at equity (Details Narrative)	Dec. 31, 2024	Feb. 01, 2023	Jul. 07, 2022
Biotherapeutic Solutions Sdn Bhd [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of direct or indirect interests		40.00%	50.00%
Cuprina Mena Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of direct or indirect interests	49.00%